Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment reporting information profit (loss)
Voyage revenues	$ 96,354	$ 92,247	$ 195,570	$ 185,466
Voyage expenses	242	685	585	1,055
Vessel operating expenses	20,104	23,388	40,635	44,195
Depreciation and amortization	24,673	22,171	49,306	44,520
General and administrative	6,506	6,535	13,622	12,861
Income from vessel operations	44,829	39,468	91,422	82,835
Liquefied Gas Segment [Member]
Segment reporting information profit (loss)
Voyage revenues	67,602	65,885	138,336	131,678
Voyage expenses	30	61	66	70
Vessel operating expenses	10,717	13,145	21,529	24,222
Depreciation and amortization	17,309	15,081	34,547	30,205
General and administrative	4,099	3,941	8,626	7,265
Income from vessel operations	35,447	33,657	73,568	69,916
Conventional Tanker Segment [Member]
Segment reporting information profit (loss)
Voyage revenues	28,752	26,362	57,234	53,788
Voyage expenses	212	624	519	985
Vessel operating expenses	9,387	10,243	19,106	19,973
Depreciation and amortization	7,364	7,090	14,759	14,315
General and administrative	2,407	2,594	4,996	5,596
Income from vessel operations	$ 9,382	$ 5,811	$ 17,854	$ 12,919